Convertible Promissory Notes	12 Months Ended
Jun. 30, 2025
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes
10.	Convertible Promissory Notes

The balance of convertible promissory notes as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024
Debt from SIS SPAC Investment Fund Pte. Ltd.	$-	$1,000,000
Debt from Song Diego Corporation	-	1,000,000
Debt from Shan Ling Ge	-	850,000
Debt from Kia Hong Lim	-	550,000
Debt from SIS GLOBAL FUND VCC	-	500,000
Debt from Simon Meng	-	335,000
Debt from Ling Fei Yen	-	250,000
Debt from Lik Qi Lim	-	200,000
Debt from Ah Lian Ng	-	104,074
Debt from Hwee Hai Lim	-	100,000
Total Convertible Promissory Notes	$-	$4,889,074

On March 6, 2024, March 8, 2024, March 12, 2024, May 15, 2024, May 17, 2024 and May 26, 2024, the Group successively issued $1,550,000, $550,000, $1,000,000, $2,000,000, $500,000 and $439,074 (a total of $6,039,074) worth of convertible promissory notes, respectively, to a total of ten holders. The principal plus interest accrued (“Outstanding Balance”) of such convertible promissory notes was automatically converted into the ordinary shares of the Company at a price of $10.80 per share upon consummation of the Business Combination with Tristar. The convertible promissory notes were all subject to an interest rate of 8% per annum, with a maturity date on December 31, 2024.

On June 20, 2024, the Group (“Borrower”) amended one convertible promissory note (the “Note” and collectively with other convertible notes issued from March 2024 to May 2024, “the Notes”) of $2,000,000 issued on May 15, 2024, to a lender named Shanling Ge (“Lender”), pursuant to which, by mutual consent, the Borrower and the Lender agreed that the amount of the Note shall be changed to $850,000 from $2,000,000, with all the other terms previously stipulated in the Note remaining the same (“Amendment to the Note”). As of June 20, 2024, the Group has received all the funds of $4,889,074 from the issuance of the Notes, as amended. The Group accounted for these convertible notes as a liability, which is stated at amortized cost with any difference between the initial carrying value and the debt issuance costs using the effective interest method over the period from the issuance date to the maturity date.

On August 2, 2024, the outstanding balances of the total convertible promissory notes were automatically converted into the 464,838 ordinary shares of the Company at a price of $10.80 per share upon consummation of the Business Combination.

Interest expense accrued for the convertible promissory notes was $35,853, $95,326, and nil for the fiscal years ended June 30, 2025, 2024, and 2023, respectively.